SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

As of December 31, 2016, the Company was in default with one debt covenant, the required security ratio of vessel value clause.  A waiver lowering the covenant requirement to a level at which the Company is in compliance has been obtained from the lenders. This waiver is effective until May 31, 2018.

On January 23, 2017 the Company declared a cash dividend of $0.20 per share in respect of the results for the fourth quarter of 2016, which was paid on February 10, 2017.

On February 27, 2017, the Company took delivery of Nordic Space, increasing its operating fleet to 30 vessels.

On March 28, 2017, NAO announced the completion of a public offering of 41,300,000 common shares, including the exercise of the underwriters’ option of 1,300,000 shares, at a public offering price of $1.25 per share. In the offering NAT acquired 8,000,000 shares at $1.25 per share.

On April 19, 2017 the Company declared a cash dividend of $0.20 per share in respect of the results for the first quarter of 2017, which is to be paid on or around June 8, 2017.